Cover	Apr. 06, 2026
Cover [Abstract]
Entity Central Index Key	0001956439
Entity Registrant Name	AParadise Acquisition Corp.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false